Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
2020	¥ 44,109	$ 6,336
2021	35,706	5,129
2022	16,052	2,306
2023	291	42
Total future lease payments	96,158	13,813
Less: Imputed interest	5,895	848
Total lease liability balance	¥ 90,263	$ 12,965
2019			¥ 38,222
2020			38,270
2021			38,314
2022			18,980
Total future lease payments			¥ 133,786